LOSS BEFORE TAXATION	12 Months Ended
Dec. 31, 2024
Loss Before Taxation
LOSS BEFORE TAXATION

7. LOSS BEFORE TAXATION

The Company’s loss before taxation is arrived at after charging:

	For the years ended December 31,
	2024	2023	2022
	USD’000	USD’000	USD’000
Cost of inventories recognized as expense(1)	-	1,067	6,129
Depreciation expenses	178	51	40
Amortization of land use rights	—	—	—
Right-of-use asset amortization charge	235	603	1,970
Auditors’ remuneration
– Audit fees	432	292	298
Directors’ remuneration
– salaries and related cost	48	60	241
– retirement scheme contribution	5	3	2
– share-based payments	888	994	—
Key management personnel (other than directors)
– salaries and related cost	443	192	106
– retirement scheme contribution	59	18	2
– share-based payments	3,248	857	305
Research and development personnel
– salaries and related cost	84	60	65
– retirement scheme contribution	—	-	12
Other personnel
– salaries and related cost	904	741	905
– retirement scheme contribution	75	85	188
Total employee benefit expenses	5,754	3,010	1,826

(1)	Cost of inventories recognized as expense for discontinued operation included staff costs of USD nil, USD 23,000 and USD 377,000, retirement scheme contributions of USD nil, USD 5,000 and USD 82,643, depreciation and amortization expense of USD nil, USD nil and USD nil, right-of-use asset depreciation/operating lease charges of USD nil, USD 603,000 and USD 1,902,000, and (reversal of ) / write-down of inventories of USD nil, USD nil and USD (601,000) for the years ended December 31, 2024, 2023, and 2022, respectively, which amounts were also included in the respective total amounts disclosed separately for each of these types of expenses.